Intangible Assets, Net (Details) - Schedule of Intangible assets - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	¥ 59,163	¥ 57,025
Less: accumulated amortization	(11,640)	(8,050)
Intangible assets, net	47,523	48,975
Systems software [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	7,163	5,025
Government cooperative agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	¥ 52,000	¥ 52,000